Subsequent Events (Details)	1 Months Ended
Feb. 22, 2023
Subsequent Events [Member]
Subsequent Events (Details) [Line Items]
Subsequent events, description	12,006 shares were issued in respect of fully vested RSU’s that had been fully vested. The RSU’s had a fair value of $141,071 at the time of issuance.